Supplemental Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2011
Supplemental Financial Information [Abstract]
Supplemental Condensed Consolidating Financial Information
18.	Supplemental Condensed Consolidating Financial Information

In 2007, CHS issued the 8  7/8% Senior Notes in the aggregate principal amount of approximately $3.0 billion. In 2011, CHS issued the 8% Senior Notes in the aggregate principal amount of $1.0 billion, the proceeds from which were used to purchase $1.0 billion of the 8  7/8% Senior Notes. These 8  7/8% Senior Notes and 8% Senior Notes are senior unsecured obligations of CHS and are guaranteed on a senior basis by the Company and by certain of its existing and subsequently acquired or organized 100% owned domestic subsidiaries.

Both the 8 7 /8% Senior Notes and the 8% Senior Notes are guaranteed on a joint and several basis, with limited exceptions considered customary for such guarantees, including the release of the guarantee when a subsidiary’s assets used in operations are sold. The following condensed consolidating financial statements present Community Health Systems, Inc. (as parent guarantor), CHS (as the issuer), the subsidiary guarantors, the subsidiary non-guarantors and eliminations. These condensed consolidating financial statements have been prepared and presented in accordance with SEC Regulation S-X Rule 3-10 “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered.”

The accounting policies used in the preparation of this financial information are consistent with those elsewhere in the consolidated financial statements of the Company, except as noted below:

•	Intercompany receivables and payables are presented gross in the supplemental consolidating balance sheets.

•	Cash flows from intercompany transactions are presented in cash flows from financing activities, as changes in intercompany balances with affiliates, net.

•

Income tax expense is allocated from the parent guarantor to the income producing operations (other guarantors and non-guarantors) and the issuer through stockholders’ equity. As this approach represents an allocation, the income tax expense allocation is considered non-cash for statement of cash flow purposes.

•	Interest expense, net has been presented to reflect net interest expense and interest income from outstanding long-term debt and intercompany balances.

The Company’s intercompany activity consists primarily of daily cash transfers for purposes of cash management, the allocation of certain expenses and expenditures paid for by the parent on behalf of its subsidiaries, and the push down of investment in its subsidiaries. The Company’s subsidiaries generally do not purchase services from one another; thus, the intercompany transactions do not represent revenue generating transactions. All intercompany transactions eliminate in consolidation.

From time to time, the Company sells and/or repurchases noncontrolling interests in consolidated subsidiaries, which may change subsidiaries between guarantors and non-guarantors. Amounts for prior periods are restated to reflect the status of guarantors or non-guarantors as of December 31, 2011.

Condensed Consolidating Statement of Income

Year Ended December 31, 2011

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Operating revenues (net of contractual allowances and discounts)	$—	$—	$7,904,497	$5,721,671	$—	$13,626,168
Provision for bad debts	—	—	1,003,252	716,704	—	1,719,956

Net operating revenues	—	—	6,901,245	5,004,967	—	11,906,212
Operating costs and expenses:
Salaries and benefits	—	—	3,065,753	2,512,172	—	5,577,925
Supplies	—	—	1,058,807	775,299	—	1,834,106
Other operating expenses	—	—	1,486,113	1,029,525	—	2,515,638
Electronic health records incentive reimbursement	—	—	(42,312)	(21,085)	—	(63,397)
Rent	—	—	124,823	129,958	—	254,781
Depreciation and amortization	—	—	393,549	259,125	—	652,674

Total operating costs and expenses	—	—	6,086,733	4,684,994	—	10,771,727

Income from operations	—	—	814,512	319,973	—	1,134,485
Interest expense, net	—	87,095	495,258	62,057	—	644,410
Loss (gain) from early extinguishment of debt	—	66,019	—	—	—	66,019
Equity in earnings of unconsolidated affiliates	(201,948)	(275,175)	(101,101)	—	528,733	(49,491)

Income from continuing operations before income taxes	201,948	122,061	420,355	257,916	(528,733)	473,547
Provision for (benefit from) income taxes	—	(79,887)	151,748	65,792	—	137,653

Income from continuing operations	201,948	201,948	268,607	192,124	(528,733)	335,894
Discontinued operations, net of taxes:
(Loss) income from operations of entities sold	—	—	—	(7,769)	—	(7,769)
Impairment of hospitals sold	—	—	—	(47,930)	—	(47,930)
Loss on sale, net	—	—	—	(2,572)	—	(2,572)

(Loss) income from discontinued operations, net of taxes	—	—	—	(58,271)	—	(58,271)

Net income	201,948	201,948	268,607	133,853	(528,733)	277,623
Less: Net income attributable to noncontrolling interests	—	—	—	75,675	—	75,675

Net income attributable to Community Health Systems, Inc.	$201,948	$201,948	$268,607	$58,178	$(528,733)	$201,948

Condensed Consolidating Statement of Income Year Ended December 31, 2010
	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Operating revenues (net of contractual allowances and discounts)	$—	$—	$7,271,078	$5,352,196	$—	$12,623,274
Provision for bad debts	—	—	901,580	629,272	—	1,530,852

Net operating revenues	—	—	6,369,498	4,722,924	—	11,092,422
Operating costs and expenses:
Salaries and benefits	—	—	2,792,543	2,301,224	—	5,093,767
Supplies	—	—	989,241	748,847	—	1,738,088
Other operating expenses	—	—	1,295,527	1,000,536	—	2,296,063
Electronic health records incentive reimbursement	—	—	—	—	—	—
Rent	—	—	118,215	130,248	—	248,463
Depreciation and amortization	—	—	348,037	246,960	—	594,997

Total operating costs and expenses	—	—	5,543,563	4,427,815	—	9,971,378

Income from operations	—	—	825,935	295,109	—	1,121,044

Interest expense, net	—	113,464	477,418	56,711	—	647,593
Loss (gain) from early extinguishment of debt	—	—	—	—	—	—
Equity in earnings of unconsolidated affiliates	(279,983)	(312,730)	(142,174)	—	689,444	(45,443)

Income from continuing operations before income taxes	279,983	199,266	490,691	238,398	(689,444)	518,894
Provision for (benefit from) income taxes	—	(80,717)	180,574	63,824	—	163,681

Income from continuing operations	279,983	279,983	310,117	174,574	(689,444)	355,213
Discontinued operations, net of taxes:
(Loss) income from operations of entities sold	—	—	—	(6,772)	—	(6,772)
Impairment of hospitals sold	—	—	—	—	—	—
Loss on sale, net	—	—	—	—	—	—

(Loss) income from discontinued operations, net of taxes	—	—	—	(6,772)	—	(6,772)

Net income	279,983	279,983	310,117	167,802	(689,444)	348,441
Less: Net income attributable to noncontrolling interests	—	—	—	68,458	—	68,458

Net income attributable to Community Health Systems, Inc.	$279,983	$279,983	$310,117	$99,344	$(689,444)	$279,983

Condensed Consolidating Statement of Income Year Ended December 31, 2009
	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Operating revenues (net of contractual allowances and discounts)	$—	$—	$6,763,647	$4,978,807	$—	$11,742,454
Provision for bad debts	—	—	841,342	567,611	—	1,408,953

Net operating revenues	—	—	5,922,305	4,411,196	—	10,333,501
Operating costs and expenses:
Salaries and benefits	—	—	2,630,349	2,070,882	—	4,701,231
Supplies	—	—	933,730	716,049	—	1,649,779
Other operating expenses	—	—	1,169,896	959,185	—	2,129,081
Electronic health records incentive reimbursement	—	—	—	—	—	—
Rent	—	—	113,407	124,129	—	237,536
Depreciation and amortization	—	—	324,018	227,025	—	551,043

Total operating costs and expenses	—	—	5,171,400	4,097,270	—	9,268,670

Income from operations	—	—	750,905	313,926	—	1,064,831

Interest expense, net	—	110,507	479,458	53,643	—	643,608
Loss (gain) from early extinguishment of debt	—	(2,385)	—	—	—	(2,385)
Equity in earnings of unconsolidated affiliates	(243,150)	(259,270)	(157,491)	—	623,380	(36,531)
Impairment of long-lived and other assets	—	—	12,477	—	—	12,477

Income from continuing operations before income taxes	243,150	151,148	416,461	260,283	(623,380)	447,662
Provision for (benefit from) income taxes	—	(92,002)	159,921	73,932	—	141,851

Income from continuing operations	243,150	243,150	256,540	186,351	(623,380)	305,811
Discontinued operations, net of taxes:
(Loss) income from operations of entities sold	—	—	(50)	1,021	—	971
Impairment of hospitals sold	—	—	—	—	—	—
Loss on sale, net	—	—	—	(405)	—	(405)

(Loss) income from discontinued operations, net of taxes	—	—	(50)	616	—	566

Net income	243,150	243,150	256,490	186,967	(623,380)	306,377
Less: Net income attributable to noncontrolling interests	—	—	—	63,227	—	63,227

Net income attributable to Community Health Systems, Inc.	$243,150	$243,150	$256,490	$123,740	$(623,380)	$243,150

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2011

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$201,948	$201,948	$268,607	$133,853	$(528,733)	$277,623

Other comprehensive income, net of taxes
Net change in fair value of interest rate swaps	55,145	55,145	—	—	(55,145)	55,145
Net change in fair value of available-for-sale securities	(960)	(960)	(960)	—	1,920	(960)
Amortization and recognition of unrecognized pension cost components	(7,737)	(7,737)	(7,737)	—	15,474	(7,737)

Other comprehensive income	46,448	46,448	(8,697)	—	(37,751)	46,448

Comprehensive income	248,396	248,396	259,910	133,853	(566,484)	324,071
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	75,675	—	75,675

Comprehensive income attributable to Community Health Systems, Inc.	$248,396	$248,396	$259,910	$58,178	$(566,484)	$248,396

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2010

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$279,983	$279,983	$310,117	$167,802	$(689,444)	$348,441

Other comprehensive income, net of taxes
Net change in fair value of interest rate swaps	(15,676)	(15,676)	—	—	15,676	(15,676)
Net change in fair value of available-for-sale securities	3,716	3,716	3,716	—	(7,432)	3,716
Amortization and recognition of unrecognized pension cost components	2,418	2,418	2,418	—	(4,836)	2,418

Other comprehensive income	(9,542)	(9,542)	6,134	—	3,408	(9,542)

Comprehensive income	270,441	270,441	316,251	167,802	(686,036)	338,899
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	68,458	—	68,458

Comprehensive income attributable to Community Health Systems, Inc.	$270,441	$270,441	$316,251	$99,344	$(686,036)	$270,441

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2009

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$243,150	$243,150	$256,490	$186,967	$(623,380)	$306,377

Other comprehensive income, net of taxes
Net change in fair value of interest rate swaps	76,225	76,225	—	—	(76,225)	76,225
Net change in fair value of available-for-sale securities	412	412	412	—	(824)	412
Amortization and recognition of unrecognized pension cost components	(2,447)	(2,447)	(2,447)	—	4,894	(2,447)

Other comprehensive income	74,190	74,190	(2,035)	—	(72,155)	74,190

Comprehensive income	317,340	317,340	254,455	186,967	(695,535)	380,567
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	63,227	—	63,227

Comprehensive income attributable to Community Health Systems, Inc.	$317,340	$317,340	$254,455	$123,740	$(695,535)	$317,340

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent		Other	Non-
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$14,536	$115,329	$—	$129,865
Patient accounts receivable, net of allowance for doubtful accounts	—	—	1,088,121	746,046	—	1,834,167
Supplies	—	—	215,203	131,408	—	346,611
Deferred income taxes	89,797	—	—	—	—	89,797
Prepaid expenses and taxes	101,389	117	83,983	28,513	—	214,002
Other current assets	—	10,235	141,192	80,220	—	231,647

Total current assets	191,186	10,352	1,543,035	1,101,516	—	2,846,089

Intercompany receivable	1,160,785	9,294,295	1,741,928	1,672,003	(13,869,011)	—

Property and equipment, net	—	—	4,395,498	2,460,478	—	6,855,976

Goodwill	—	—	2,412,517	1,852,328	—	4,264,845

Other assets, net of accumulated amortization	—	99,521	523,645	618,764	—	1,241,930

Net investment in subsidiaries	1,758,458	6,413,757	2,450,625	—	(10,622,840)	—

Total assets	$3,110,429	$15,817,925	$13,067,248	$7,705,089	$(24,491,851)	$15,208,840

LIABILITIES AND EQUITY
Current liabilities:
Current maturities of long-term debt	$—	$49,954	$9,625	$4,127	$—	$63,706
Accounts payable	—	345	511,145	237,507	—	748,997
Deferred income taxes	—	—	—	—	—	—
Accrued interest	—	109,984	131	6	—	110,121
Accrued liabilities	7,580	567	662,746	317,422	—	988,315

Total current liabilities	7,580	160,850	1,183,647	559,062	—	1,911,139

Long-term debt	—	8,707,805	49,184	25,809	—	8,782,798

Intercompany payable	—	4,936,587	9,290,461	6,229,469	(20,456,517)	—

Deferred income taxes	704,725	—	—	—	—	704,725

Other long-term liabilities	1,028	254,228	433,119	261,615	—	949,990

Total liabilities	713,333	14,059,470	10,956,411	7,075,955	(20,456,517)	12,348,652

Redeemable noncontrolling interests in equity of consolidated subsidiaries	—	—	—	395,743	—	395,743

Equity:
Community Health Systems, Inc. stockholders’ equity:
Preferred stock	—	—	—	—	—	—
Common stock	915	—	1	2	(3)	915
Additional paid-in capital	1,086,008	701,399	769,841	59,941	(1,531,181)	1,086,008
Treasury stock, at cost	(6,678)	—	—	—	—	(6,678)

Accumulated other comprehensive (loss) income	(184,479)	(184,479)	(21,687)	—	206,166	(184,479)
Retained earnings	1,501,330	1,241,535	1,362,682	106,099	(2,710,316)	1,501,330

Total Community Health Systems, Inc. stockholders’ equity	2,397,096	1,758,455	2,110,837	166,042	(4,035,334)	2,397,096
Noncontrolling interests in equity of consolidated subsidiaries	—	—	—	67,349	—	67,349

Total equity	2,397,096	1,758,455	2,110,837	233,391	(4,035,334)	2,464,445

Total liabilities and equity	$3,110,429	$15,817,925	$13,067,248	$7,705,089	$(24,491,851)	$15,208,840

Condensed Consolidating Balance Sheet

December 31, 2010

	Parent		Other	Non-
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$213,117	$86,052	$—	$299,169
Patient accounts receivable, net of allowance for doubtful accounts	—	—	969,928	744,614	—	1,714,542
Supplies	—	—	193,902	135,212	—	329,114
Deferred income taxes	115,819	—	—	—	—	115,819
Prepaid expenses and taxes	118,464	116	88,647	11,991	—	219,218
Other current assets	—	41	137,113	56,177	—	193,331

Total current assets	234,283	157	1,602,707	1,034,046	—	2,871,193

Intercompany receivable	1,079,294	9,002,158	1,424,734	1,370,494	(12,876,680)	—

Property and equipment, net	—	—	3,889,651	2,434,786	—	6,324,437

Goodwill	—	—	2,331,452	1,818,795	—	4,150,247

Other assets, net of accumulated amortization	—	131,352	438,131	782,763	—	1,352,246

Net investment in subsidiaries	1,510,063	5,267,860	1,944,795	—	(8,722,718)	—

Total assets	$2,823,640	$14,401,527	$11,631,470	$7,440,884	$(21,599,398)	$14,698,123

LIABILITIES AND EQUITY
Current liabilities:
Current maturities of long-term debt	$—	$49,953	$11,070	$2,116	$—	$63,139
Accounts payable	—	—	361,088	165,250	—	526,338
Deferred income taxes	8,882	—	—	—	—	8,882
Accrued interest	—	146,297	116	2	—	146,415
Accrued liabilities	7,595	567	567,101	322,003	—	897,266

Total current liabilities	16,477	196,817	939,375	489,371	—	1,642,040

Long-term debt	—	8,734,473	44,831	29,078	—	8,808,382

Intercompany payable	—	3,619,651	8,424,670	6,086,227	(18,130,548)	—

Deferred income taxes	608,177	—	—	—	—	608,177

Other long-term liabilities	9,522	340,526	371,667	279,960	—	1,001,675

Total liabilities	634,176	12,891,467	9,780,543	6,884,636	(18,130,548)	12,060,274

Redeemable noncontrolling interests in equity of consolidated subsidiaries	—	—	—	387,472	—	387,472

Equity:
Community Health Systems, Inc. stockholders’ equity:
Preferred stock	—	—	—	—	—	—
Common stock	936	—	1	2	(3)	936
Additional paid-in capital	1,126,751	640,683	685,921	39,693	(1,366,297)	1,126,751
Treasury stock, at cost	(6,678)	—	—	—	—	(6,678)

Accumulated other comprehensive (loss) income	(230,927)	(230,927)	(12,990)	—	243,917	(230,927)
Retained earnings	1,299,382	1,100,304	1,177,995	68,169	(2,346,468)	1,299,382

Total Community Health Systems, Inc. stockholders’ equity	2,189,464	1,510,060	1,850,927	107,864	(3,468,851)	2,189,464
Noncontrolling interests in equity of consolidated subsidiaries	—	—	—	60,913	—	60,913

Total equity	2,189,464	1,510,060	1,850,927	168,777	(3,468,851)	2,250,377

Total liabilities and equity	$2,823,640	$14,401,527	$11,631,470	$7,440,885	$(21,599,399)	$14,698,123

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2011

	Parent		Other	Non-
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
Net cash (used in) provided by operating activities	$(41,780)	$(111,011)	$840,582	$574,117	$—	$1,261,908

Cash flows from investing activities:
Acquisitions of facilities and other related equipment	—	—	(370,243)	(45,117)	—	(415,360)
Purchases of property and equipment	—	—	(440,754)	(335,959)	—	(776,713)
Proceeds from disposition of hospitals and other ancillary operations	—	—	—	173,387	—	173,387
Proceeds from sale of property and equipment	—	—	2,283	8,877	—	11,160
Increase in other investments	—	(10,000)	(129,852)	(48,397)	—	(188,249)

Net cash used in investing activities	—	(10,000)	(938,566)	(247,209)	—	(1,195,775)

Cash flows from financing activities:
Proceeds from exercise of stock options	18,910	—	—	—	—	18,910
Repurchase of restricted stock shares for payroll tax withholding requirements	(13,311)	—	—	—	—	(13,311)
Deferred financing costs	—	(19,352)	—	—	—	(19,352)
Excess tax benefit (income tax payable increase) relating to stock-based compensation	5,290	—	—	—	—	5,290
Stock buy-back	(85,790)	—	—	—	—	(85,790)
Proceeds from noncontrolling investors in joint ventures	—	—	—	1,229	—	1,229
Redemption of noncontrolling investments in joint ventures	—	—	—	(13,022)	—	(13,022)
Distributions to noncontrolling investors in joint ventures	—	—	—	(56,094)	—	(56,094)
Changes in intercompany balances with affiliates, net	116,681	209,066	(95,945)	(229,802)	—	—
Borrowings under credit agreement	—	560,000	18,236	2,145	(2,145)	578,236
Issuance of long-term debt	—	1,000,000	—	—	—	1,000,000
Repayments of long-term indebtedness	—	(1,628,703)	(22,888)	(2,087)	2,145	(1,651,533)

Net cash provided by (used in) financing activities	41,780	121,011	(100,597)	(297,631)	—	(235,437)

Net change in cash and cash equivalents	—	—	(198,581)	29,277	—	(169,304)
Cash and cash equivalents at beginning of period	—	—	213,117	86,052	—	299,169

Cash and cash equivalents at end of period	$—	$—	$14,536	$115,329	$—	$129,865

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Net cash (used in) provided by operating activities	$(154,101)	$(87,018)	$782,993	$646,856	$—	$1,188,730

Cash flows from investing activities:
Acquisitions of facilities and other related equipment	—	—	(204,773)	(43,478)	—	(248,251)
Purchases of property and equipment	—	—	(342,735)	(324,643)	—	(667,378)
Proceeds from disposition of hospitals and other ancillary operations	—	—	—	—	—	—
Proceeds from sale of property and equipment	—	—	8,140	261	—	8,401
Increase in other investments	—	—	(112,587)	(24,495)	—	(137,082)

Net cash used in investing activities	—	—	(651,955)	(392,355)	—	(1,044,310)

Cash flows from financing activities:
Proceeds from exercise of stock options	56,916	—	—	—	—	56,916
Repurchase of restricted stock shares for payroll tax withholding requirements	—	—	—	—	—	—
Deferred financing costs	—	(13,260)	—	—	—	(13,260)
Excess tax benefit (income tax payable increase) relating to stock-based compensation	10,219	—	—	—	—	10,219
Stock buy-back	(113,961)	—	—	—	—	(113,961)
Proceeds from noncontrolling investors in joint ventures	—	—	—	7,201	—	7,201
Redemption of noncontrolling investments in joint ventures	—	—	—	(7,318)	—	(7,318)
Distributions to noncontrolling investors in joint ventures	—	—	—	(68,113)	—	(68,113)
Changes in intercompany balances with affiliates, net	200,927	144,788	(142,864)	(202,851)	—	—
Borrowings under credit agreement		—	—	—	—	—
Issuance of long-term debt	—	—	—	—	—	—
Repayments of long-term indebtedness	—	(44,510)	(13,507)	(3,459)	—	(61,476)

Net cash provided by (used in) financing activities	154,101	87,018	(156,371)	(274,540)	—	(189,792)

Net change in cash and cash equivalents	—	—	(25,333)	(20,039)	—	(45,372)
Cash and cash equivalents at beginning of period	—	—	238,450	106,091	—	344,541

Cash and cash equivalents at end of period	$—	$—	$213,117	$86,052	$—	$299,169

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2009

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Net cash (used in) provided by operating activities	$(62,883)	$(88,486)	$671,528	$556,270	$—	$1,076,429

Cash flows from investing activities:
Acquisitions of facilities and other related equipment	—	—	(199,363)	(64,410)	—	(263,773)
Purchases of property and equipment	—	—	(368,408)	(208,480)	—	(576,888)
Proceeds from disposition of hospitals and other ancillary operations	—	—	—	89,514	—	89,514
Proceeds from sale of property and equipment	—	—	824	3,195	—	4,019
Increase in other investments	—	—	(115,799)	(4,255)	—	(120,054)

Net cash used in investing activities	—	—	(682,746)	(184,436)	—	(867,182)

Cash flows from financing activities:
Proceeds from exercise of stock options	12,759	—	—	—	—	12,759
Repurchase of restricted stock shares for payroll tax withholding requirements	—	—	—	—	—	—
Deferred financing costs	—	(82)	—	—	—	(82)
Excess tax benefit (income tax payable increase) relating to stock-based compensation	(3,472)	—	—	—	—	(3,472)
Stock buy-back	—	—	—	—	—	—
Proceeds from noncontrolling investors in joint ventures	—	—	—	29,838	—	29,838
Redemption of noncontrolling investments in joint ventures	—	—	—	(7,268)	—	(7,268)
Distributions to noncontrolling investors in joint ventures	—	—	—	(58,963)	—	(58,963)
Changes in intercompany balances with affiliates, net	53,596	135,518	100,944	(290,058)	—	—
Borrowings under credit agreement	—	200,000	4,045	2,570	(6,615)	200,000
Issuance of long-term debt	—	—	—	—	—	—
Repayments of long-term indebtedness	—	(246,950)	(13,853)	(3,985)	6,615	(258,173)

Net cash provided by (used in) financing activities	62,883	88,486	91,136	(327,866)	—	(85,361)

Net change in cash and cash equivalents	—	—	79,918	43,968	—	123,886
Cash and cash equivalents at beginning of period	—	—	158,532	62,123	—	220,655

Cash and cash equivalents at end of period	$—	$—	$238,450	$106,091	$—	$344,541